SCHEDULE ALLOWANCES FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Prepayments Deposits And Other Receivable Net
Balance at beginning of the year	$ 1,125	$ 528
Provision	422	602
Exchange adjustment	(1)	(5)
Balance at end of the year	$ 1,546	$ 1,125